Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023
Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.72%	2.63%		4.90%
Performance Inception Date		Oct. 27, 1976
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	2.60%		4.89%
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.08%	2.85%		4.85%
Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.50%	2.76%		4.74%
Performance Inception Date		Aug. 29, 1995
Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	3.80%		5.63%
Performance Inception Date		Nov. 29, 2010
Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.43%	3.80%	[1]	5.51%	[1]
Performance Inception Date		May 24, 2019
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.79%	2.35%		3.48%
Invesco AMT-Free Municipal Income Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.35%	4.07%		2.79%
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.03%	2.24%		3.06%
Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.02%	1.95%		4.21%
Performance Inception Date		Nov. 03, 1988
Invesco California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.01%	1.95%		4.20%
Invesco California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.31%	2.29%		4.24%
Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.67%	2.06%		4.04%
Performance Inception Date		Nov. 01, 1995
Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.72%	3.06%		4.92%
Performance Inception Date		Nov. 29, 2010
Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.89%	3.18%	[3]	4.84%	[3]
Performance Inception Date		May 24, 2019
Invesco California Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		3.35%	4.07%		2.79%
Invesco California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		6.03%	2.24%		3.06%
Invesco California Municipal Fund | S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.89%	2.37%		3.57%
Invesco Environmental Focus Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.60%	1.25%		3.00%
Performance Inception Date		Nov. 07, 2006
Invesco Environmental Focus Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.60%	1.08%		2.92%
Invesco Environmental Focus Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.72%	1.67%		3.13%
Invesco Environmental Focus Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.42%	1.46%		2.89%
Performance Inception Date		Nov. 07, 2006
Invesco Environmental Focus Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.49%	2.39%		3.62%
Performance Inception Date		Jul. 29, 2011
Invesco Environmental Focus Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.49%	2.41%	[5]	3.59%	[5]
Performance Inception Date		May 24, 2019
Invesco Environmental Focus Municipal Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.79%	2.35%		3.48%
Invesco Environmental Focus Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.03%	2.24%		3.06%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			0.75%	0.85%		3.78%
Performance Inception Date		Jan. 02, 1986
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.69%	0.83%		3.77%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.39%	1.69%		4.06%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			3.57%	1.03%		3.62%
Performance Inception Date		Dec. 10, 1993
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			5.49%	1.99%		4.49%
Performance Inception Date		Mar. 01, 2006
INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			5.59%	2.00%		4.47%
Performance Inception Date		Apr. 30, 2012
INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.66%	2.07%		4.45%	[6]
Performance Inception Date		Apr. 04, 2017
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		6.03%	2.24%		3.06%
INVESCO HIGH YIELD MUNICIPAL FUND | Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.13%	3.25%		4.58%
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		8.71%	3.52%		5.00%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			3.01%	1.26%		2.25%
Performance Inception Date		May 28, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.00%	1.26%		2.25%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.13%	1.60%		2.38%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			3.88%	1.02%		1.92%
Performance Inception Date		Oct. 19, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			5.89%	2.03%		2.77%
Performance Inception Date		Aug. 12, 2005
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.96%	2.10%		2.72%	[8]
Performance Inception Date		Apr. 04, 2017
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.03%	2.24%		3.06%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.21%	2.17%		2.68%
Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	1.53%		2.35%
Performance Inception Date		Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	1.52%		2.34%
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.80%	1.73%		2.47%
Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.37%	1.35%		1.97%
Performance Inception Date		Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.05%	2.36%		2.85%
Performance Inception Date		Nov. 29, 2010
Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.44%	2.33%	[9]	2.75%	[9]
Performance Inception Date		May 24, 2019
Invesco Limited Term California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		6.03%	2.24%		3.06%
Invesco Limited Term California Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		5.21%	2.17%		2.68%
Invesco Limited Term California Municipal Fund | S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.10%	1.56%		1.85%
Invesco Limited Term Municipal Income | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.50%	1.26%		1.48%
Performance Inception Date		Oct. 31, 2002
Invesco Limited Term Municipal Income | Class A2
Prospectus [Line Items]
Average Annual Return, Percent			3.22%	1.82%		1.88%
Performance Inception Date		May 11, 1987
Invesco Limited Term Municipal Income | Class A2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.22%	1.82%		1.87%
Invesco Limited Term Municipal Income | Class A2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.24%	1.91%		1.97%
Invesco Limited Term Municipal Income | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.22%	1.02%		1.12%
Performance Inception Date		Jun. 28, 2013
Invesco Limited Term Municipal Income | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	2.02%		1.98%
Performance Inception Date		Oct. 03, 2008
Invesco Limited Term Municipal Income | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			4.33%	2.07%		2.01%
Performance Inception Date		Jul. 30, 2004
Invesco Limited Term Municipal Income | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.32%	2.10%		1.96%	[11]
Performance Inception Date		Apr. 04, 2017
Invesco Limited Term Municipal Income | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.03%	2.24%		3.06%
Invesco Limited Term Municipal Income | S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	1.65%		1.72%
INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			2.61%	1.09%		2.62%
Performance Inception Date		Aug. 01, 1990
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.61%	1.09%		2.62%
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	1.62%		2.88%
INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			5.29%	1.21%		2.46%
Performance Inception Date		Aug. 13, 1993
INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			7.43%	2.22%		3.33%
Performance Inception Date		Aug. 12, 2005
INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.27%	2.07%		3.18%
Performance Inception Date		Jul. 15, 2013
INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.49%	2.28%		3.28%	[12]
Performance Inception Date		Apr. 04, 2017
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.79%	2.35%		3.48%
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.03%	2.24%		3.06%
Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.38%	2.28%		3.69%
Performance Inception Date		Mar. 01, 1994
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.38%	2.27%		3.68%
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.93%	2.62%		3.80%
Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	2.50%		3.57%
Performance Inception Date		Aug. 29, 1995
Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.22%	3.43%		4.36%
Performance Inception Date		Nov. 29, 2010
Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.29%	3.47%	[13]	4.30%	[13]
Performance Inception Date		May 24, 2019
Invesco New Jersey Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		3.35%	4.07%		2.79%
Invesco New Jersey Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		6.03%	2.24%		3.06%
Invesco New Jersey Municipal Fund | S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.88%	2.85%		3.63%
Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.83%	2.39%		4.46%
Performance Inception Date		Sep. 18, 1989
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.82%	2.38%		4.46%
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.55%	2.61%		4.45%
Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.67%	2.62%		4.34%
Performance Inception Date		Aug. 29, 1995
Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.59%	3.54%		5.14%
Performance Inception Date		Nov. 29, 2010
Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	3.55%	[15]	5.06%	[15]
Performance Inception Date		May 24, 2019
Invesco Pennsylvania Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		3.35%	4.07%		2.79%
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		6.03%	2.24%		3.06%
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.71%	2.54%		3.68%
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.31%	1.44%		3.71%
Performance Inception Date		Aug. 16, 1984
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.29%	1.43%		3.70%
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.51%	1.85%		3.77%
Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.01%	1.54%		3.52%
Performance Inception Date		Aug. 29, 1995
Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.08%	2.56%		4.40%
Performance Inception Date		Jan. 31, 2011
Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.12%	2.61%	[17]	4.30%	[17]
Performance Inception Date		May 24, 2019
Invesco Rochester AMT-Free New York Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		3.35%	4.07%		2.79%
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		6.03%	2.24%		3.06%
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.68%	2.31%		3.27%
Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.69%	1.38%		2.10%
Performance Inception Date		Sep. 18, 1991
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.69%	1.38%		2.10%
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.25%	1.75%		2.35%
Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.85%	1.23%		1.73%
Performance Inception Date		May 01, 1997
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.52%	2.18%		2.62%
Performance Inception Date		Mar. 30, 2011
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.94%	2.27%	[19]	2.54%	[19]
Performance Inception Date		May 24, 2019
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		6.03%	2.24%		3.06%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		5.21%	2.17%		2.68%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.30%	1.78%		1.96%
Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.87%	2.80%		5.52%
Performance Inception Date		Oct. 01, 1993
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	2.78%		5.51%
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.33%	3.24%		5.56%
Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.69%	3.01%		5.38%
Performance Inception Date		Aug. 29, 1995
Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	3.93%		6.19%
Performance Inception Date		Nov. 29, 2010
Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			8.79%	4.02%	[21]	6.14%	[21]
Performance Inception Date		May 24, 2019
Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	3.99%	[21]	6.12%	[21]
Performance Inception Date		May 24, 2019
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		6.03%	2.24%		3.06%
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		8.71%	3.52%		5.00%
Invesco Rochester Municipal Opportunities Fund | Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.13%	3.26%		4.59%
Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.14%	2.77%		4.87%
Performance Inception Date		May 15, 1986
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.13%	2.75%		4.86%
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.61%	2.94%		4.80%
Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.02%	2.90%		4.66%
Performance Inception Date		Mar. 17, 1997
Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			10.15%	3.93%		5.55%
Performance Inception Date		Apr. 28, 2000
Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.13%	3.95%	[23]	5.46%	[23]
Performance Inception Date		May 24, 2019
Invesco Rochester New York Municipals Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		3.35%	4.07%		2.79%
Invesco Rochester New York Municipals Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		6.03%	2.24%		3.06%
Invesco Rochester New York Municipals Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.68%	2.31%		3.27%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[3]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[5]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[7]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[11]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[12]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[13]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[14]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[15]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[16]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[17]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[18]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[19]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[20]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[21]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[22]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
[23]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[24]	Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.